Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of inventories [Abstract]
Finished goods	$ 33,069	$ 63,059
Impairment loss	(194)	(16,786)
Total Inventory, net	$ 32,875	$ 46,273